SUPPLEMENT DATED JULY 13, 2010
TO THE PROSPECTUS FOR
PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE
PRINCIPAL FLEXIBLE VARIABLE LIFE
PRINFLEX LIFE
PRINCIPAL SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE
PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR
PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR II
AND
PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME
DATED MAY 1, 2010

This supplement updates information in the prospectuses dated May 1, 2010, for the variable life insurance policies referenced above (the “Policies”), each of which is issued by Principal Life Insurance Company. This supplement should be read in its entirety and kept together with your prospectus for future reference. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

REORGANIZATION OF SEPARATE ACCOUNT DIVISIONS

Effective July 16, 2010, Wells Fargo Advantage Funds reorganized the specified funds listed in the table below (the
“Target Funds”) into certain existing Wells Fargo Advantage Funds also listed in the table below (the “Acquiring
Funds”).

Target Fund	Acquiring Fund

Wells Fargo Advantage VT Large Company Growth Fund	Wells Fargo Advantage VT Omega Growth Fund

Wells Fargo Advantage VT Equity Income Fund	Wells Fargo Advantage VT Intrinsic Value Fund

Prospectuses for the new investment options are included with this supplement.

Accordingly, effective July 16, 2010, the TABLE OF SEPARATE ACCOUNT DIVISIONS contained in your Policy’s prospectus shall be changed by deleting the Wells Fargo Advantage VT Large Company Growth Division and the Wells Fargo Advantage VT Equity Income Division, and inserting the following:

Wells Fargo Advantage VT Intrinsic Value Division (formerly the Wells Fargo Advantage VT Equity Income
Division)

Invests in:	Wells Fargo Advantage VT Intrinsic Value Fund – Class 2
Investment Advisor:	Metropolitan West Capital Management, Inc. through a sub-advisory agreement with
Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

Wells Fargo Advantage VT Omega Growth Division (formerly the Wells Fargo Advantage VT Large Company
Growth Division)

Invests in:	Wells Fargo Advantage VT Omega Growth Fund – Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with
Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.